REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Board of Directors
Bolton Global Capital, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of financial condition of Bolton Global Capital, Inc. (the "Company") as of December 31, 2022, and the related statements of operations, changes in stockholder's equity and cash flows for the year then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of Bolton Global Capital, Inc. as of December 31, 2022, and the results of its operations and its cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Companys management. Our responsibility is to express an opinion on the Companys financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.

We conducted our audit in accordance with the
standards of the PCAOB. Those standards require that
we plan and perform the audit to obtain reasonable
assurance  about  whether  the  financial  statements
are  free of  material misstatement, whether due to
error or fraud.   Our audit included performing
procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.
Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

Auditors Report on Supplemental Information

The information in Schedule I (the "supplemental
information") has been subjected to audit procedures
performed in conjunction with the audit of the
Companys financial statements. The supplemental
information is the responsibility of the Companys
management. Our audit procedures included determining
whether the supplemental information reconciles to the
financial statements or the underlying accounting and
other records, as applicable, and performing procedures
to test the completeness and accuracy of the
information presented in the supplemental information.
In forming our opinion on the supplemental
information, we evaluated whether the supplemental
information, including its form and content, is
presented in conformity with 17 C.F.R. 240.17a-5. In
our opinion, the supplemental information in Schedule
I   is fairly stated, in all material respects, in
relation to the financial statements as a whole.

We have served as Bolton Global Capital, Inc. auditor since 2014.


Frankfort, Illinois
March 7, 2023




Phone:708.489.1680
Fax:847.750.0490 I
dscpagroup.com
20646 Abbey Woods Ct N,
Suite 201 I Frankfort,
IL 60423



STATEMENT OF FINANCIAL CONDITION
DECEMBER 31, 2022
ASSETS

CURRENT ASSETS:

Cash and cash equivalents			$12,399,103
Receivable from clearing broker			472,252
Receivable from others				253,571
Prepaid expenses				259,740
Deposits					48,967
Total Current Assets                            $ 13,433,633

NON-CURRENT ASSETS:
Equipment and leasehold improvements(net of accumulated
depreciation and amortization of $631,834)                820,655
Right-of-use assets (net of accumulated amortization
of $1,982,624)                                  	13,960,295
Deposits						141,455
Cash-clearing deposit					252,647
Total Non-current Assets				$15,175,052
TOTAL ASSETS						$28,608,685

LIABILITIES AND STOCKHOLDERS EQUITY

CURRENT LIABILITIES:
Accounts payable and accrued expenses             	$444,939
Accounts payable-related party                     	1,592,861
Commissions payable registered representatives     	2,191,196
Securities sold, not yet purchased                      2,499
Accrued income tax                                      8,215
Deferred revenue                                        352,014
Lease liabilities                                     	1,833,445
Total Current Liabilities                       	$6,425,169

NON-CURRENT LIABILITIES:
Deferred revenue                                   	$354,123
Lease liabilities					13,185,271
Total non-current liabilities				$13,539,394
Total Liabilities					$19,964,563

STOCKHOLDERS EQUITY
Common stock, no par value; authorized
1,250 shares; issued and outstanding
1,046 shares                                     	$4,820
Retained earnings                                     	8,639,302

Total Stockholders Equity                      		$8,644,122

TOTAL LIABILITIES AND STOCKHOLDER?S EQUITY     		$28,608,685
The accompanying notes are an integral part of these financial statements.



STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2022





REVENUE
Commissions                                      	$49,923,801
Administrative fee income                           	3,242,972
Other income                                        	5,117,702
Interest income                                    	2,382,369

Total Revenue                            		$60,666,844



EXPENSES
Commissions and clearing costs                   $ 40,562,466
Commissions related party                            87,556
Other operating expenses                            2,694,568
Other operating expenses related party            8,593,552
Communications                                        139,226
Occupancy                                           1,222,015
Utilities, maintenance, and equipment rental           57,600
Depreciation                                          277,213
Interest                                               5,439

Total Expenses					$  53,639,635

Income Before Income Tax Provision		$   7,027,209

Income Tax Expense				$      22,726

NET INCOME					$   7,004,483














The accompanying notes are an integral part of these financial statements.



STATEMENT OF CHANGES IN STOCKHOLDERS EQUITY

YEAR ENDED DECEMBER 31, 2022







Common Stock 		Retained Earnings 	Total Stockholders Equity

Balance-
Beginning
of Year

$   4,820		$ 7,634,819		$ 7,639,639

Distributions		(6,000,000)		(6,000,000)

Net Income		7,004,483		7,004,483

BALANCE-END
OF YEAR
$   4,820		$ 8,639,302		$ 8,644,122







The accompanying notes are an integral part of these financial statements.



STATEMENT OF CASH FLOWS

YEAR ENDED DECEMBER 31, 2022

Cash Flows from Operating Activities
Net Income                                    		$ 7,004,483
Depreciation and amortization                     	277,213
Right-of-use assets amortization                 	1,982,624
Adjustments:
Increase in receivable from clearing broker     	(401,215)
Decrease in receivable related party             	105,115
Increase in receivable from others             		(136,682)
Decrease in prepaid expenses                    	60,406
Increase in cash clearing deposit             		(135,082)
Decrease in deposits                              	52,414
Increase in accounts payable and accrued
expenses                                      		163,787
Increase in accounts payable related party     		479,990
Decrease in commissions payable
registered representatives				(606,655)
Increase in securities sold, not yet purchased		2,499
Increase in deferred revenue				159,727
Increase in accrued income tax				8,215
Decrease in commissions payable related party		(1,188)
Decrease in lease liabilities				(1,606,046)

Net Cash Flow Provided by Operating Activities		$7,409,605
Net Cash Flow Used by Investing Activities
Purchase of fixed assets				$(149,208)

Cash Flows Used by Financing Activities
Distributions                                 		$(6,000,000)

Net Increase in Cash and Cash Equivalents         	$1,260,397

Cash and Cash Equivalents Balance
at December 31, 2021                             	$11,138,706

Cash and Cash Equivalents Balance
at December 31, 2022                             	$12,399,103

Supplemental Information:
Interest paid						$5,439
Taxes paid						$22,726

The accompanying notes are an integral part of these financial statements.





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING
POLICIES

Organization - Bolton Global Capital, Inc. (the
Company) is located in Bolton, Massachusetts. The
Company is a full-service registered broker-dealer in securities, and conducts business on a fully-disclosed basis over a network of independent financial advisors across the United States of America. The Company offers services in stocks, bonds, options, mutual funds, variable annuities, and other securities to its investment clients. The Company is registered with the Securities and Exchange Commission (SEC) and is a member of the Financial Industry Regulatory Authority
(FINRA), and the Securities Investors Protection
Corporation (SIPC).

Basis of Presentation?The accompanying financial statements are presented in conformity with accounting principles generally accepted in the United States of America (GAAP).

Recognition of Revenue The Company follows the revenue recognition guidance that requires an entity to follow a five-step model to (a) identify the contract(s) with a customer, (b) identify the performance obligations in the contract, (c) determine the transaction price,
(d) allocate the transaction price to the performance obligations in the contract, and (e) recognize revenue when (or as) the entity satisfies the performance obligation.

Revenues are recognized in accordance with the accounting guidance when persuasive evidence of an arrangement exists, the performance obligation has been met, the fee is fixed or determinable, and collection is reasonably assured.

Significant Judgments-The recognition and measurement of revenue is based on the assessment of individual contract terms. Significant judgment is required to determine whether performance obligations are satisfied at a point in time or over time; how to allocate transaction prices where multiple performance obligations are identified; when to recognize revenue based on the appropriate measure of the Company?s progress under the contract; and whether constraints on variable consideration should be applied due to uncertain future events.

Interest income-The Company earns interest income from cash equivalents. This revenue is not in scope for Topic 606 as it is not generated from contracts with customers.





NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING
POLICIES  (Continued)

Commissions-The Company generates two types of commission revenue: sales-based commission revenue that is recognized on the settlement date, an industry standard, and trailing commission revenue that is recognized over time as earned. Sales-based commission revenue varies by investment product and is based on a percentage of an investment product's current market value at the time of purchase. Trailing commission revenue is generally based on a percentage of the current market value of clients investment holdings in trail-eligible assets, and is recognized over the period during which services, such as on-going support, are performed. As trailing commission revenue is based on the market value of clients' investment holdings, this variable consideration is constrained until the market value is determinable.

Administrative fee revenues Administrative fee income primarily consist of portfolio service fees that are derived from accounts that charge an annual administrative fee based on net asset value (generally billed quarterly in advance based on prior quarter asset values and recognized over the quarterly period).

Receivables-The Company reviews the receivables for collectability on a regular basis. The allowance for doubtful accounts reflects management?s best estimate of probable losses determined principally on the basis of historical experience. The allowance for doubtful accounts was $0 at December 31, 2022.

Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.
Actual results could differ from those estimates.

Concentrations of Credit Risk - The Company is engaged
in various brokerage activities in which the
counterparties primarily include broker/dealers,
banks, other financial institutions and the Companys
own customers.  In the event the counterparties do not
fulfill their obligations, the Company may be exposed
to risk. The risk of default depends on the
creditworthiness of  the counterparty  or issuer  of
the instrument.    It is the Companys policy to
review, as necessary, the credit standing of each counterparty.

In addition, most of the Companys cash is on deposit at three financial institutions and the balance at times may exceed the federally insured limit. The
Company believes it is not exposed to any significant credit risk to cash.




NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING
POLICIES -(Continued)

Cash Equivalents - For purposes of the Statement of
Cash Flows, the Company has defined cash equivalents as highly liquid investments, with original maturities of less than three months that are not held for sale in the ordinary course of business.

Leases - The Company recognizes and measures its leases in accordance with FASB ASC
842, Leases. The Company is a lessee in several noncancellable operating leases, for office space, software, and subscription related services. The
Company determines if an arrangement is a lease, or contains a lease, at inception of a contract and when the terms of an existing contract are changed. The
Company recognizes a lease liability and a right of use
(ROU) asset at the commencement date of the lease. The lease liability is initially and subsequently recognized based on the present value of its future lease payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. The discount rate is the implicit rate if it is readily determinable or otherwise the Company uses its incremental borrowing rate. The implicit rates of our leases are not readily determinable and accordingly, we use our incremental borrowing rate (4.5% to 6%) based on the information available at the commencement date for all leases. The
Company?s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment. The ROU asset is subsequently measured throughout the lease term at the amount of the remeasured lease liability (i.e., present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received, and any impairment recognized.
Lease cost for lease payments is recognized on a straight-line basis over the lease term.

The Company adopted the practical expedient and made
an accounting policy election allowing lessees to not
recognize ROU assets and liabilities for leases with a
term of 12 months or less.   Disclosures related to
the amount, timing and uncertainty of cash flows arising from leases are included in Note 6.

Depreciation and Amortization- Depreciation of equipment and amortization of leasehold improvements is computed using the straight-line method over the estimated useful life of the asset, three years, or the term of the lease for leasehold improvements.

Securities Owned and Sold, Not Yet Purchased
Securities are recorded at fair value in accordance with FASB ASC 820, Fair Value Measurements and
Disclosures.




NOTE 2 - FAIR VALUE MEASUREMENT

FASB ASC 820 defines fair value, creates a framework for measuring fair value, and establishes a fair value hierarchy which prioritizes the inputs to valuation techniques. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market. Valuation techniques that are consistent with the market, income or cost approach, as specified by FASB ASC 820, are used to measure fair value.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities the Company has the ability to access.

Level 2 inputs are inputs (other than quoted prices included within level 1) that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability and rely on management?s own assumptions about the assumptions that market participants would use in pricing the asset or liability.

Level 1 inputs have been used to value mutual funds.
These securities consist of the following:

                		      		 Securities Sold,
			Securities Owned  	Not Yet Purchased

Mutual Funds          	$       -0-  		$    2,499

Total     		$       -0-  		$    2,499

No valuation techniques have been applied to all other assets and liabilities included in the statement of financial condition. Due to the nature of these items, all have been recorded at their historical values.




NOTE 3 - NET CAPITAL REQUIREMENTS

As a registered broker/dealer and member of FINRA, the Company is subject to the SEC Uniform Net Capital Rule
(rule 15c3-1), which requires the maintenance of minimum net capital and requires that the ratio of aggregate indebtedness to net capital, both as defined, shall not exceed 1500%. At December 31, 2022, the Companys net capital and required net capital were $6,676,671 and $400,118, respectively. The ratio of aggregate indebtedness to net capital was 90%.


NOTE 4 - INCOME TAXES

The Company has elected S Corporation status for income tax purposes. Income taxes are therefore the responsibility of the individual stockholders of the Company. However, state corporate income taxes are required of Massachusetts and New York. The income tax expense consists of these corporate state income taxes.

The Company accounts for any potential interest or penalties related to possible future liabilities for unrecognized income tax benefits as other expense. The
Company is longer subject to examination by tax authorities for federal, state or local income taxes for periods before 2019.


NOTE 5 - RELATED PARTIES

The Company pays monthly management fees to Bolton
Capital Group, Inc. (BCG), a related corporation wholly owned by the sole stockholder of the Company, under a management contract. The fees provide compensation for supervisory responsibilities, and for any operational and overhead expenses incurred. These fees, in addition to the expenses incurred by BCG, in connection with the Companys broker-dealer business, shall include 100% of the Company?s first $100,000 in pre-tax profit, 50% of the next pre-tax profits below
$400,000, and 25% of any pre-tax profit over $400,000.
During 2022, supervisory and overhead costs incurred under this arrangement totaled $8,593,552 of which $1,586,760 was payable at December 31, 2022.

The Company receives fee-based revenue and pays the related commission expense. The Company records a book entry to reflect this revenue and expense on Bolton
Securities Corporation (BSC), a related dually registered broker-dealer and investment advisor indirectly owned by the sole stockholder of the Company. As of December 31, 2022, the Company owed
$6,101 to BSC.

The Company incurred $87,556 in commission expenses during 2022 to its sole stockholder, of which nothing was payable at December 31, 2022.





NOTE 5 - RELATED PARTIES  (Continued)


The Company currently leases office space used as its main headquarters, and certain other property, located in Bolton, MA, as a tenant-at-will from an entity in which its sole shareholder has a beneficial interest.
BCG rents this office on behalf of the Company. The
Company incurred this expense as part of the management fees noted above.

The Company subleases office space to Bolton
Securities Corporation for a monthly fee of $40,000.
The agreement shall renew automatically on an annual basis unless terminated by mutual agreement by both parties. For the year ended December 31, 2022, the Company received $480,000 for this sublease, which is included in occupancy on the statement of operations.


NOTE 6 LEASE COMMITMENTS

The Company has obligations as a lessee for office space, software, and subscription related services with initial noncancelable terms in excess of one year. The Company classified these leases as operating leases. These leases generally contain renewal options. The Company is not reasonably certain to exercise these renewal options, the optional periods are not included in determining the lease term, and associated payments under these renewal options are excluded from lease payments. The Companys leases do not include termination options for either party to the lease or restrictive financial or other covenants.
Payments due under the lease contracts include fixed payments. The Companys office space leases require it to make variable payments for the Companys proportionate share of the buildings property taxes, insurance, and common area maintenance. These variable lease payments are not included in lease payments used to determine lease liability and are recognized as variable costs when incurred.

The Company has an agreement to lease office space in Miami, Florida, used by certain affiliated independent registered representatives. The lease expires in November 2030 and includes an annual rent increase of 3%.

The Company has an agreement to lease office space in
Sunrise, Florida.   The lease expires in October 2027
and includes an annual rent increase of 3%.





NOTE 6 LEASE COMMITMENTS  (Continued)


The Company entered into agreements for various software subscription and equipment related services.
These agreements expire on various dates through February 2027.

The components of lease cost for the year ended
December 31, 2022 are as follows:

Operating lease cost		$1,779,951
Variable lease cost		134,071
Total lease cost		1,914,022
Less: sublease income		(480,000)
Net lease cost			$1,434,022

Other information related to leases at December 31, 2022:

Supplemental cash flow information:
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flow from operating leases $976,658

ROU assets obtained in exchange for lease obligations:
Operating leases $1,047,531

Reductions to ROU assets resulting from reductions to lease obligations: Operating leases $ (1,982,624)

Weighted average remaining lease term for operating leases is 3.9 years.

Amounts disclosed for ROU assets obtained in exchange for lease obligations and reductions to ROU assets resulting from reductions to lease obligations include amounts added to or reduced from the carrying amount of ROU assets resulting from new leases, lease modifications or reassessments.





NOTE 6 LEASE COMMITMENTS(Continued)


Maturities of lease liabilities under noncancellable operating leases as of December 31, 2022 are as follows:

Year Ending December 31,

2023				$2,008,449
2024				1,878,053
2025				1,867,198
2026				1,911,370
2027				1,954,238
Thereafter			5,843,906
Total undiscounted payments	15,463,214
Less: Imputed interest		(444,498)
Total Lease Liability		$15,018,716

NOTE 7 - OFF-BALANCE SHEET RISK AND CLEARING AGREEMENTS

In order to facilitate securities transactions, the Company has agreements with a broker/dealer (Clearing
Broker/dealer) whereby the Company forwards
(introduces) customer securities transactions to the Clearing Broker/dealer, fully disclosing the customer name and other information. The processing and, if applicable, any financing pertaining to the introduced transactions are performed by the Clearing
Broker/dealer. The customers accounts are therefore maintained and recorded in the books and records of the Clearing Broker/dealer on the Companys behalf.

The Company has an agreement that they are required to
maintain a $250,000 deposit in another firm account
with the Clearing broker/dealer. This amount is
included in cash- clearing deposit, on the statement
of financial condition.   Termination fees will be
imposed if the Company terminates without cause or under other circumstances in the first five years of the agreement.

The Company is contingently liable to indemnify
Pershing, LLC for any failure by customers to maintain an adequate margin, to deliver securities sold, to pay for securities purchased, or for any other breach of obligation by customers.





NOTE 8 BUSINESS CONCENTRATIONS

The Company had approximately 80 registered investment advisor affiliations during
2022. One of those advisors was responsible for approximately 11% of the Companys commissions and administrative fee revenue volume during the year ending December 31, 2022.


NOTE 9  EQUIPMENT AND LEASEHOLD IMPROVEMENTS

Equipment and leasehold improvements at December 31, 2022 consists of:

Furniture and office equipment				$749,239
Leasehold improvements				      	703,250
Total							1,452,489
Less: accumulated depreciation and
and amortization					631,834
Net							$820,655


NOTE 10 CONTINGENCIES

During 2022, the Company was involved in various claims and lawsuits, arising in the normal course of business. Management believes that any financial responsibilities that may be incurred in the ultimate resolution of these matters will not have a material adverse effect on the Companys financial position or results of operations.


NOTE 11 REVENUE FROM CONTRACTS WITH CUSTOMERS
Disaggregation of Revenue:
The following table presents revenue by major source:

Commission Income:
Equity Securities Transactions Sales-based			$9,000,391
Options Transactions Sales-based				1,182,227
Sale of Investment Company Shares Sales-based and Trailing	26,947,107
Other Securities Commissions:
Fixed Income Sales-based					12,305,520
Variable Annuities Sales-based and Trailing			488,556

Total Commissions                                          	$49,923,801





NOTE 12 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events for potential recognition and/or disclosure through the date the financial statements were issued, noting none.




























SUPPLEMENTAL INFORMATION


























NOTE: The Company is exempt from the provisions of SEC Rule 15c3-3 under the Securities Exchange Act of
1934 as the Companys activities are limited to those set forth in the conditions for exemption appearing in paragraph (k)(2)(ii) of Rule 15c3-3 and those contemplated by Footnote 74 of the SEC Release No. 34-
70073 adopting amendments to 17 C.F.R. 240.17a-5.



SCHEDULE I - COMPUTATION OF NET CAPITAL AND AGGREGATE
INDEBTEDNESS PER UNIFORM NET CAPITAL RULE 15c3-1

DECEMBER 31, 2022



COMPUTATION OF NET CAPITAL
Total stockholders equity                     	 	$8,644,122
Deductions:
Nonallowable assets					1,777,035
Haircuts						167,217
Other							23,199

NET CAPITAL                 			       	$6,676,671



COMPUTATION OF BASIC NET CAPITAL REQUIREMENT
Minimum net capital requirement (6 2/3%
of total aggregate indebtedness)           		$400,118

Minimum dollar net capital requirement          	$100,000

Net capital requirement                         	$400,118

EXCESS NET CAPITAL                    			$6,276,553



COMPUTATION OF AGGREGATE INDEBTEDNESS
Total liabilities					$19,964,563
Exclusions: Lease liabilities, to the extent
of right-of-use assets					(13,960,295)
Securities sold, not yet purchased			(2,499)

TOTAL AGGREGATED INDEBTEDNESS                   	$6,001,769



Percentage of Aggregate Indebtedness to Net Capital     	90%



NOTE:   There are no material differences between the
computations above and the computations included in the Companys corresponding unaudited Form X-17A-5
Part IIA filing.

See accompanying Report of Independent Registered
Public Accounting Firm.




REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors
Bolton Global Capital, Inc.

We have reviewed managements statements, included in the accompanying exemption report, in which (1) Bolton
Global Capital, Inc. identified the following provisions of 17 C.F.R. section 15c3-3(k) under which Bolton Global Capital, Inc. claims an exemption from 17 C.F.R. section 240.15c3-3(k)(2)(ii) (the exemption provisions) and (2) Bolton Global Capital, Inc.
stated that Bolton Global Capital, Inc. met the identified exemption provisions throughout the most recent fiscal year ended December 31, 2022 without exception.

Bolton Global Capital, Inc. is also filing this exemption report because Bolton Global Capital, Inc.
other business activities contemplated by Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. 240.17a-5 are limited to effecting securities transactions via subscriptions on a subscription way basis where the funds are payable to the issuer or its agent and not to Bolton Global Capital, Inc. In addition, Bolton Global Capital, Inc. did not directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers, other than money or other consideration received and promptly transmitted in compliance with paragraph (a) or (b)(2) of Rule
15c2-4 and/or funds received and promptly transmitted for effecting transactions via subscriptions on a subscription way basis where the funds are payable to the issuer or its agent and not to Bolton Global
Capital, Inc.; did not carry accounts of or for customers; and did not carry PAB accounts (as defined in Rule 15c3-3) throughout the year ended December 31, 2022 without exception

Bolton Global Capital, Inc. management is responsible for compliance with the exemption provisions and its statements.

Our review was conducted in accordance with the standards of the Public Company Accounting Oversight
Board (United States) and, accordingly, included inquiries and other required procedures to obtain evidence about Bolton Global Capital, Inc.
compliance with the exemption provisions. A review is substantially less in scope than an examination, the objective of which is the expression of an opinion on management?s statements. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to managements statements referred to above for them to be fairly stated, in all material respects, based on the provisions set forth in paragraph (k)(2)(ii) of Rule
15c3-3 under the Securities Exchange Act of 1934 and the Companys other business activities contemplated by Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. 240.17a-5, and related
SEC Staff Frequently Asked Questions.


Frankfort, Illinois
March 7, 2023











Phone:708.489.1680 Fax:847.750.0490 I dscpagroup.com
20646 Abbey Woods Ct N, Suite 201 I Frankfort, IL
60423









Exemption Report

For Year Ending
December 31, 2022



Bolton Global Capital, Inc. (the "Company") is a registered broker-dealer subject to Rule 17a-5 promulgated by the Securities and Exchange Commission (17 C.F.R. 240. l 7a-5,
?Reports  to  be made by certain  brokers  and dealers").
This Exemption Report was prepared as required by 17
C.F.R. 240. l 7a-5(d)(I) and (4). To the best of its knowledge and belief, the Company states the following:

(1) The Company claimed an exemption  from  17  C.F.R.
240.15c3-3  under the  following provisions of 17  c.r.n.
 240.15c3-3(k)(2)(ii).

(2) The Company met the identified exemption provisions in 17
C.F.R. 240.15c3-3(k)throughout the most recent fiscal year without exception.

(3) The Company is also filing this Exemption Report because the Company's other business activities contemplated by Footnote 74 of the SEC Release No. 34-70073 adopting amendments to 17 C.F.R. 240. l 7a-5 and where the Company (1) did not directly or indirectly receive, hold, or otherwise owe funds or securities for or to customers, (other than money or other consideration received and promptly transmitted in compliance with paragraph (a) or (b)(2) of Ruic 15c2-4 and/or funds received and promptly transmitted for effecting transactions via subscriptions on a subscription way basis where the funds arc payable to the issuer or its agent and not to the Company); (2) did not carry accounts of' or for customers; and (3) did not carry PAI3 accounts (as defined in Rule 15c3-3) throughout the most recent fiscal year without exception.



Bolton Global Capital, Inc.



I, Eugene Hayes, affirm that, to my best knowledge and belief, this Exemption Report is true and correct.



March 07, 2023





BOLTON  GLOBAL  CAPITAL
579 MAIN STREET BOLTON  MA 01740, 978 779.5361
MEMBER FINRA, SIPC